Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
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Reconciliation of Goodwill

Million US dollar	31 December 2018	31 December 2017
Acquisition cost
Balance at end of previous year	140 980	135 897
Effect of movements in foreign exchange	(7 541)	4 684
Disposals through the sale of subsidiaries	(652)	—
Acquisitions through business combinations	107	398
Hyperinflation monetary adjustments	435	—
Reclassified as held for sale	(13)	—

Balance at end of the period	133 316	140 980
Impairment losses
Balance at end of previous year	(40)	(34)
Impairment losses	—	(6)
Disposals through the sale of subsidiaries	35	—

Balance at end of the period	(5)	(40)
Carrying amount
at 31 December 2017	140 940	140 940
at 31 December 2018	133 311	—

Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units

The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar Cash-generating unit	2018	2017
United States	33 288	33 277
Colombia	18 802	20 425
South Africa	15 896	18 551
Peru	14 513	15 074
Mexico	12 614	12 580
Rest of Africa	7 716	8 326
Australia	6 348	6 922
Brazil	4 715	5 523
South Korea	3 949	4 119
Ecuador	3 925	3 925
China	2 758	2 914
Honduras & El Salvador	2 284	2 335
Canada	1 891	2 056
Other countries	4 613	4 913

Total carrying amount of goodwill	133 311	140 940

Summary of Weighted Average Cost of Capital

The WACC applied in US dollar nominal terms were as follows:

Cash-generating unit	2018	2017
United States	7%	6%
Colombia	7%	7%
South Africa	8%	8%
Peru	7%	7%
Mexico	8%	9%
Rest of Africa	11%	10%
Australia	7%	6%
South Korea	7%	6%
Ecuador	11%	11%